MINERAL PROPERTY INTERESTS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021		$ 40,001
Impairment		(40,001)
Acquisition costs	54,001
Balance, December 31, 2022	54,001
Acacia Property [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021		15,000
Impairment		(15,000)
Acquisition costs
Balance, December 31, 2022
Extra High Property [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021		25,001
Impairment		(25,001)
Acquisition costs	54,001
Balance, December 31, 2022	$ 54,001